                                                                                                                       ASAFSUPP0302

                                             American Skandia Advisor Funds, Incorporated
                                 Supplement dated March 1, 2002 to the Prospectus dated March 1, 2002

                                                    ASAF DeAM Small-Cap Growth Fund

         The section of the  Prospectus  entitled  "Expense  Information - Annual Fund  Operating  Expenses" is revised by deleting the percentage  amount  under the  column  entitled  "Management  Fees" for the ASAF DeAM  Small-Cap  Growth  Fund (on pages 43 and 44) and replacing it with the following percentage:  0.95.